UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Pacific Fund, Inc. SEMI-ANNUAL REPORT JUNE 30, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the MSCI Pacific Region Index and its composite benchmark for the six-month period.

What factors influenced performance?
•Detracting from performance over the six months were an overweight position and stock selection in China, overweights in India and South
Korea and an underweight in Japan. Individual stocks that hindered relative performance included Denway Motors Ltd., Dongfeng Motor
Group Co. Ltd., Mitsubishi Rayon Co., Ltd., Reliance Industries Ltd. and
Natural Thermal Power Corp.

•In contrast, Fund performance benefited from an underweight position in Hong Kong and stock selection in both Australia and Singapore, as well as its cash position, which averaged approximately 2.0% of total net assets over the six months. On an individual-stock basis,
Mitsubishi Corp., Aioi Insurance Co., Ltd., Hisamitsu Pharmaceutical
Co., Inc., Tokio Marine Holdings Inc., and Rio Tinto Ltd. were among the top-performing holdings.

Describe recent portfolio activity.
•From a geographic perspective, we increased the Fund’s exposure to
Japan and Singapore, reduced exposure to India and Australia and exited Malaysia during the semi-annual period.

•At the stock level, we reduced the Fund’s holdings of Reliance Industries,
Mitsubishi Rayon, Natural Thermal Power Corp., Denway Motors and
Dongfeng Motor Group, and exited positions in Kookmin Bank, Hoya
Corp., Macquarie Capital Alliance Group, Bumiputra-Commerce Holdings

Bhd, Futaba Industrial Co., Ltd., Hisaka Works Ltd., Takuma Co., Ltd. and
Tokyo Gas Co., Ltd.

•We initiated positions in BHP Billiton and Huaneng Power International,
Inc. and added to holdings of China Petroleum & Chemical Corp., Ube
Industries Ltd. and Hitachi Chemical Co., Ltd.

Describe Fund positioning at period-end.
•At the end of June, the Fund held 59% of its net assets in Japan, as compared to the composite benchmark weighting of 68%. The next largest holdings were in Hong Kong/China (10%), South Korea (6%),
Australia (5%), India (4%) and New Zealand (4%), followed by Singapore
(4%), Taiwan (4%) and Thailand (2%). Australia remained significantly underweight, although investments in New Zealand, which is not part of the benchmark, compensate for this somewhat. The Fund also was considerably underweight in Taiwan, but well overweight in India and
South Korea.

•The Fund had approximately 3% of its assets in cash and cash equiva-
lents at period-end and, from a sector perspective, maintained over-
weights in the Japanese chemical, insurance and healthcare sectors.
Because the Fund’s currency exposure is not hedged and its yen expo-
sure is less than that of its benchmark, the Fund would gain less than its benchmark if the yen were to appreciate versus the U.S. dollar, but suffer less than its benchmark if the yen were to depreciate versus the
U.S. dollar.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]

Institutional	$1,000	$895.20	$4.24	$1,000	$1,020.42	$4.52
Investor A	$1,000	$894.50	$5.28	$1,000	$1,019.33	$5.62
Investor B	$1,000	$890.70	$9.17	$1,000	$1,015.20	$9.77
Investor C	$1,000	$891.20	$8.79	$1,000	$1,015.60	$9.37
Class R	$1,000	$892.20	$7.57	$1,000	$1,016.89	$8.07

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Institutional, 1.12% for Investor A, 1.95% for Investor B, 1.87% for
Investor C and 1.61% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK PACIFIC FUND, INC. JUNE 30, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in equities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong
Kong and Singapore.
3 This unmanaged broad-based capitalization-weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Australia, Hong Kong, Japan, New Zealand and Singapore.

Performance Summary for the Period Ended June 30, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(10.48)%	(7.54)%	—	17.18%	—	9.74%	—
Investor A	(10.55)	(7.68)	(12.53)%	16.92	15.66%	9.47	8.88%
Investor B	(10.93)	(8.44)	(12.05)	16.00	15.78	8.80	8.80
Investor C	(10.88)	(8.41)	(9.20)	16.02	16.02	8.62	8.62
Class R	(10.78)	(8.17)	—	16.73	—	9.32	—
MSCI Pacific Region Index	(7.62)	(9.00)	—	15.74	—	6.61	—
Composite Index[2]	(8.53)	(8.55)	—	16.29	—	—	—
MSCI Australia[3]	(7.58)/(15.44)	(1.00)/(12.48)	—	25.23/16.57	—	—	—
MSCI Hong Kong[3]	(22.08)/(22.08)	3.48/3.20	—	21.00/20.99	—	—	—
MSCI India[3]	(41.38)/(36.01)	(13.10)/(8.20)	—	33.31/31.27	—	—	—
MSCI Japan[3]	(5.46)/(10.30)	(11.93)/(24.40)	—	13.14/10.36	—	—	—
MSCI Singapore[3]	(8.23)/(13.38)	(3.38)/(14.17)	—	25.09/18.78	—	—	—
MSCI South Korea[3]	(19.36)/(9.88)	(12.28)/(0.68)	—	24.15/20.89	—	—	—
MSCI Taiwan[3]	(5.86)/(11.90)	(7.54)/(14.61)	—	12.42/9.61	—	—	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[2] The unmanaged Composite Index is a customized index used to measure the Fund’s relative performance, comprised as follows: 68% Morgan Stanley Capital International
(MSCI) Japan, 10% MSCI Australia, 10% MSCI Hong Kong, 6% MSCI Taiwan, 2% MSCI India, 2% MSCI South Korea and 2% MSCI Singapore. Since the MSCI Taiwan Index
is unavailable for the 10 year period, a return for the Composite Index cannot be shown.
[3] Performance in U.S. dollars/in local currency.
Past performance is not indicative of future results.

BLACKROCK PACIFIC FUND, INC. JUNE 30, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on January 1, 2008 and held through June 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Portfolio Information

As of June 30, 2008

Percent of
Ten Largest Holdings	Net Assets

Mitsubishi Corp.	5%
Guinness Peat Group Plc	4
Takeda Pharmaceutical Co., Ltd.	4
Keppel Corp. Ltd.	3
Shin-Etsu Chemical Co., Ltd.	3
Tokio Marine Holdings, Inc.	3
Aioi Insurance Co., Ltd.	3
Terumo Corp.	3
Suzuki Motor Corp.	3
Sumitomo Mitsui Financial Group, Inc.	2

Percent of
Five Largest Industries	Net Assets

Chemicals	11%
Insurance	8
Automobiles	8
Trading Companies & Distributors	6
Pharmaceuticals	6

Percent of
Long term
Geographic Allocation	Investments

Japan	61%
China	6
South Korea	6
Australia	5
Singapore	4
New Zealand	4
India	4
Hong Kong	4
Taiwan	4
Thailand	2

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

7

Schedule of Investments June 30, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 4.7%
Commercial Banks — 0.6%
National Australia Bank Ltd.	184,700	$ 4,689,822

Food & Staples Retailing — 1.3%
Woolworths Ltd.	395,400	9,266,164

Metals & Mining — 2.8%
BHP Billiton Ltd.	161,300	6,864,998
Rio Tinto Ltd.	104,700	13,546,887

		20,411,885

Total Common Stocks in Australia		34,367,871

China — 6.3%
Automobiles — 2.4%
Denway Motors Ltd.	25,142,000	9,712,528
Dongfeng Motor Group Co. Ltd.	19,164,100	7,677,269

		17,389,797

Food Products — 1.4%
China Agri-Industries Holdings Ltd. (a)	9,232,500	6,750,123
China Foods Ltd.	8,175,800	3,776,024

		10,526,147

Independent Power Producers
& Energy Traders — 0.2%
Huaneng Power International, Inc.	2,313,300	1,605,180

Oil, Gas & Consumable Fuels — 2.0%
China Coal Energy Co.	1,149,500	2,013,697
China Petroleum & Chemical Corp.	8,517,800	7,961,752
China Shenhua Energy Co. Ltd. Class H	1,050,000	4,132,470

		14,107,919

Water Utilities — 0.3%
Guandong Investments, Ltd.	6,246,500	2,535,763

Total Common Stocks in China		46,164,806

Hong Kong — 3.7%
Distributors — 0.4%
Li & Fung Ltd.	894,000	2,697,607

Industrial Conglomerates — 1.5%
Hutchison Whampoa Ltd.	1,144,638	11,542,878

Real Estate Management
& Development — 1.8%
Wharf Holdings Ltd.	3,154,025	13,204,739

Total Common Stocks in Hong Kong		27,445,224

India — 3.8%
Automobiles — 0.1%
Bajaj Auto Ltd.	58,800	615,470

Diversified Financial Services — 0.1%
Bajaj Holdings and Investments Ltd.	58,800	594,810

Common Stocks	Shares	Value

India (concluded)
IT Services — 0.5%
Tata Consultancy Services Ltd.	175,800	$ 3,518,784

Independent Power Producers
& Energy Traders — 0.7%
National Thermal Power Corp. Ltd.	1,485,900	5,271,572

Insurance — 0.1%
Bajaj Finserv Ltd.	58,800	735,051

Oil, Gas & Consumable Fuels — 1.6%
Reliance Industries Ltd.	241,100	11,753,701

Wireless Telecommunication
Services — 0.7%
Reliance Communication Ventures Ltd.	491,700	5,080,028

Total Common Stocks in India		27,569,416

Japan — 59.3%
Auto Components — 2.9%
Exedy Corp.	212,700	5,606,130
Toyota Industries Corp.	482,900	15,504,450

		21,110,580

Automobiles — 5.1%
Honda Motor Co., Ltd.	270,500	9,231,264
Suzuki Motor Corp.	792,000	18,758,175
Toyota Motor Corp.	200,400	9,459,683

		37,449,122

Building Products — 1.7%
Daikin Industries Ltd.	253,200	12,802,513

Chemicals — 10.5%
Hitachi Chemical Co., Ltd.	725,300	14,968,613
Mitsubishi Rayon Co., Ltd.	2,981,700	9,404,989
Shin-Etsu Chemical Co., Ltd.	381,400	23,667,803
Sumitomo Chemical Co., Ltd.	2,571,800	16,202,550
Ube Industries Ltd.	3,657,900	12,956,553

		77,200,508

Commercial Banks — 2.3%
Sumitomo Mitsui Financial Group, Inc.	2,211	16,627,180

Construction & Engineering — 3.9%
JGC Corp.	381,000	7,502,525
Kandenko Co. Ltd.	913,300	6,125,374
Okumura Corp.	1,839,000	7,450,583
Toda Corp.	2,172,000	7,939,379

		29,017,861

Electronic Equipment
& Instruments — 1.0%
Murata Manufacturing Co., Ltd.	155,400	7,331,549

Food & Staples Retailing — 1.2%
Seven & I Holdings Co. Ltd.	301,600	8,635,743

See Notes to Financial Statements.

8 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Schedule of Investment (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Health Care Equipment
& Supplies — 2.6%
Terumo Corp.	374,400	$ 19,156,875

Household Durables — 1.9%
Sekisui House Ltd.	1,506,000	14,080,013

Insurance — 7.8%
Aioi Insurance Co., Ltd.	3,693,300	19,717,403
Mitsui Sumitomo Insurance Group Holdings, Inc.	449,190	15,524,741
Tokio Marine Holdings, Inc.	575,400	22,426,276

		57,668,420

Machinery — 1.1%
Tadano Ltd.	784,000	8,441,880

Office Electronics — 2.1%
Canon, Inc.	306,150	15,759,353

Pharmaceuticals — 5.6%
Hisamitsu Pharmaceutical Co., Ltd.	261,400	11,382,644
Takeda Pharmaceutical Co., Ltd.	581,700	29,584,967

		40,967,611

Real Estate Management & Development — 1.1%
Daiwa House Industry Co., Ltd.	833,700	7,848,233

Road & Rail — 0.3%
Hitachi Transport System Ltd.	148,700	1,880,553

Semiconductors & Semiconductor
Equipment — 0.7%
Rohm Co., Ltd.	85,900	4,959,802

Trading Companies & Distributors — 5.6%
Mitsubishi Corp.	1,057,000	34,828,912
Mitsui & Co., Ltd.	295,400	6,519,800

		41,348,712

Wireless Telecommunication
Services — 1.9%
KDDI Corp.	978	6,051,300
NTT DoCoMo, Inc.	5,493	8,056,802

		14,108,102

Total Common Stocks in Japan		436,394,610

New Zealand — 4.0%
Diversified Financial Services — 4.0%
Guinness Peat Group Plc	28,359,395	29,585,521

Total Common Stocks in New Zealand		29,585,521

Singapore — 4.3%
Commercial Banks — 0.6%
Oversea-Chinese Banking Corp.	772,800	4,654,776

Industrial Conglomerates — 3.5%
Keppel Corp. Ltd.	3,098,300	25,413,715

Transportation Infrastructure — 0.2%
SIA Engineering Co. Ltd.	558,100	1,531,351

Total Common Stocks in Singapore		31,599,842

Common Stocks	Shares	Value

South Korea — 6.0%
Commercial Banks — 1.2%
Daegu Bank	653,500	$ 8,681,512

Metals & Mining — 1.5%
POSCO (b)	85,496	11,095,671

Semiconductors & Semiconductor
Equipment — 1.0%
Samsung Electronics Co., Ltd.	11,700	6,990,029

Textiles, Apparel & Luxury Goods — 1.2%
Cheil Industries, Inc.	196,400	9,088,914

Wireless Telecommunication
Services — 1.1%
SK Telecom Co., Ltd.	43,800	7,936,287

Total Common Stocks in South Korea		43,792,413

Taiwan — 3.7%
Computers & Peripherals — 1.1%
High Tech Computer Corp.	356,300	7,963,277

Electronic Equipment
& Instruments — 2.6%
Delta Electronics, Inc.	3,220,079	8,945,650
HON HAI Precision Industry Co., Ltd.	2,137,384	10,510,784

		19,456,434

Total Common Stocks in Taiwan		27,419,711

Thailand — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
PTT Public Company THB10	1,255,300	11,338,436

Total Common Stocks in Thailand		11,338,436

Total Common Stocks
(Cost — $468,461,968) — 97.3%		715,677,850

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.56% (c)(d)	$10,086	10,085,654

Total Short-Term Securities
(Cost — $10,085,654) — 1.4%		10,085,654

Total Investments
(Cost — $478,547,622*) — 98.7%		725,763,504
Other Assets Less Liabilities — 1.3%		9,807,499

Net Assets — 100.0%		$ 735,571,003

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

9

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, as of June
30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 515,533,798

Gross unrealized appreciation	$ 248,010,229
Gross unrealized depreciation	(37,780,523)

Net unrealized appreciation	$ 210,229,706

(a) Non-income producing security.
(b) Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$224	$95,529

(d) Represents the current yield as of report date.
• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Effective January 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of June 30, 2008 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 23,784,628
Level 2	701,978,876
Level 3	—

Total	$725,763,504

See Notes to Financial Statements.

10 BLACKROCK PACIFIC FUND, INC. JUNE 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $468,461,968)	$ 715,677,850
Investments at value — affiliated (cost — $10,085,654)	10,085,654
Foreign currency at value (cost — $6,612,119)	7,022,056
Dividends receivable	3,366,423
Capital shares sold receivable	1,870,956
Prepaid expenses	46,038
Other assets	142,895

Total assets	738,211,872

Liabilities

Capital shares redeemed payable	1,490,775
Investment advisory fees payable	379,162
Distribution fees payable	198,272
Other affiliates payable	184,696
Officer’s and Directors’ fees payable	166
Other accrued expenses payable	387,798

Total liabilities	2,640,869

Net Assets

Net assets	$ 735,571,003

Net Assets Consist of

Institutional Shares, $0.10 par value, 100,000,000 shares authorized	$ 1,143,495
Investor A Shares, $0.10 par value, 100,000,000 shares authorized	1,140,216
Investor B Shares, $0.10 par value, 200,000,000 shares authorized	120,833
Investor C Shares, $.010 par value, 100,000,000 shares authorized	561,408
Class R Shares, $0.10 par value, 200,000,000 shares authorized	25,923
Paid-in capital in excess of par	463,530,914
Distributions in excess of net investment income	(30,402,603)
Accumulated net realized gain	52,000,313
Net unrealized appreciation/depreciation	247,450,504

Net assets	$ 735,571,003

Net Asset Value

Institutional — Based on net assets of $291,068,488 and 11,434,946 shares outstanding	$ 25.45

Investor A — Based on net assets of $287,966,384 and 11,402,160 shares outstanding	$ 25.26

Investor B — Based on net assets of $27,861,452 and 1,208,335 shares outstanding	$ 23.06

Investor C — Based on net assets of $122,731,118 and 5,614,079 shares outstanding	$ 21.86

Class R — Based on net assets of $5,943,561 and 259,231 shares outstanding	$ 22.93

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

11

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Dividends (net of $719,266 foreign withholding tax)	$ 12,683,035
Interest (including $95,529 from affiliates)	95,544

Total income	12,778,579

Expenses

Investment advisory	2,362,848
Service — Investor A	384,226
Service and distribution — Investor B	161,222
Service and distribution — Investor C	670,890
Service and distribution — Class R	14,864
Transfer agent — Institutional	218,638
Transfer agent — Investor A	170,814
Transfer agent — Investor B	30,999
Transfer agent — Investor C	80,012
Transfer agent — Class R	10,772
Custodian	267,316
Accounting services	170,333
Printing	49,430
Professional	46,657
Registration	43,480
Officer and Directors	15,022
Miscellaneous	26,739

Total expenses	4,724,262

Net investment income	8,054,317

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	28,288,682
Foreign currency	(330,050)

27,958,632

Net change in unrealized appreciation/depreciation on:
Investments	(129,448,424)
Foreign currency	158,856

(129,289,568)

Total realized and unrealized loss	(101,330,936)

Net Decrease in Net Assets Resulting from Operations	$ (93,276,619)

See Notes to Financial Statements.

12 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 8,054,317	$ 11,793,499
Net realized gain	27,958,632	201,003,159
Net change in unrealized appreciation/depreciation	(129,289,568)	(89,044,946)

Net increase (decrease) in net assets resulting from operations	(93,276,619)	123,751,712

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	—	(4,679,535)
Investor A	—	(4,342,335)
Investor B	—	(64,032)
Investor C	—	(967,743)
Class R	—	(63,938)
Net realized gain:
Institutional	—	(38,271,556)
Investor A	—	(40,118,662)
Investor B	—	(5,119,645)
Investor C	—	(19,472,598)
Class R	—	(716,027)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(113,816,071)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(75,638,338)	(209,074,596)

Redemption Fee

Redemption fee	4,185	24,306

Net Assets

Total decrease in net assets	(168,910,772)	(199,114,649)
Beginning of period	904,481,775	1,103,596,424

End of period	$ 735,571,003	$ 904,481,775

End of period distributions in excess of net investment income	$ (30,402,603)	$ (38,456,920)

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

13

Financial Highlights

			Institutional
Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 28.43	$ 29.01	$ 24.65	$ 20.74	$ 18.87	$ 13.68

Net investment income[1]	0.31	0.44	0.15	0.16	0.13	0.12
Net realized and unrealized gain (loss)	(3.29)[2]	2.94[2]	4.54[2]	4.31[2]	2.88[2]	5.07

Total increase (decrease) from investment operations	(2.98)	3.38	4.69	4.47	3.01	5.19

Dividends and distributions from:
Net investment income	—	(0.46)	(0.33)	(0.56)	(1.14)	—
Net realized gain	—	(3.50)	—	—	—	—

Total dividends and distributions	—	(3.96)	(0.33)	(0.56)	(1.14)	—

Net asset value, end of period	$ 25.45	$ 28.43	$ 29.01	$ 24.65	$ 20.74	$ 18.87

Total Investment Return[3]

Based on net asset value	(10.48)%[4]	11.94%	19.06%	21.75%	16.48%	37.94%

Ratios to Average Net Assets

Total expenses	0.90%[5]	0.88%	0.84%	0.88%	0.89%	0.96%

Net investment income	2.35%[5]	1.44%	0.55%	0.74%	0.66%	0.81%

Supplemental Data

Net assets, end of period (000)	$ 291,068	$ 344,722	$ 555,849	$ 397,782	$ 343,639	$ 312,607

Portfolio turnover	5%	22%	17%	22%	20%	34%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effect of any sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

14 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)

			Investor A
Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 28.24	$ 28.84	$ 24.52	$ 20.64	$ 18.75	$ 13.64

Net investment income[1]	0.28	0.36	0.08	0.10	0.08	0.08
Net realized and unrealized gain (loss)	(3.26)[2]	2.95[2]	4.50[2]	4.29[2]	2.87[2]	5.03

Total increase (decrease) from investment operations	(2.98)	3.31	4.58	4.39	2.95	5.11

Dividends and distributions from:
Net investment income	—	(0.41)	(0.26)	(0.51)	(1.06)	—
Net realized gain	—	(3.50)	—	—	—	—

Total dividends and distributions	—	(3.91)	(0.26)	(0.51)	(1.06)	—

Net asset value, end of period	$ 25.26	$ 28.24	$ 28.84	$ 24.52	$ 20.64	$ 18.75

Total Investment Return[3]

Based on net asset value	(10.55)%[4]	11.76%	18.73%	21.46%	16.22%	37.46%

Ratios to Average Net Assets

Total expenses	1.12%[5]	1.09%	1.09%	1.13%	1.14%	1.21%

Net investment income	2.11%[5]	1.15%	0.31%	0.48%	0.43%	0.55%

Supplemental Data

Net assets, end of period (000)	$ 287,966	$ 358,163	$ 329,203	$ 249,078	$ 188,572	$ 153,191

Portfolio turnover	5%	22%	17%	22%	20%	34%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effect of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

15

Financial Highlights (continued)

			Investor B
Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 25.89	$ 26.64	$ 22.65	$ 19.10	$ 17.24	$ 12.64

Net investment income (loss)[1]	0.15	0.15	(0.11)	(0.05)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	(2.98)[2]	2.67[2]	4.15[2]	3.92[2]	2.65[2]	4.63

Total increase (decrease) from investment operations	(2.83)	2.82	4.04	3.87	2.58	4.60

Dividends and distributions from:
Net investment income	—	(0.07)	(0.05)	(0.32)	(0.72)	—
Net realized gain	—	(3.50)	—	—	—	—

Total dividends and distributions	—	(3.57)	(0.05)	(0.32)	(0.72)	—

Net asset value, end of period	$ 23.06	$ 25.89	$ 26.64	$ 22.65	$ 19.10	$ 17.24

Total Investment Return[3]

Based on net asset value	(10.93)%[4]	10.86%	17.85%	20.48%	15.34%	36.39%

Ratios to Average Net Assets

Total expenses	1.95%[5]	1.89%	1.86%	1.90%	1.92%	2.00%

Net investment income (loss)	1.25%[5]	0.52%	(0.44)%	(0.25)%	(0.37)%	(0.22)%

Supplemental Data

Net assets, end of period (000)	$ 27,861	$ 41,552	$ 65,458	$ 79,128	$ 94,667	$ 118,551

Portfolio turnover	5%	22%	17%	22%	20%	34%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effect of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

16 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Financial Highlights (continued)

			Investor C
Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 24.53	$ 25.53	$ 21.75	$ 18.41	$ 16.78	$ 12.30
Net investment income (loss)[1]	0.16	0.11	(0.11)	(0.06)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	(2.83)[2]	2.59[2]	3.98[2]	3.80[2]	2.56[2]	4.51

Total increase (decrease) from investment operations	(2.67)	2.70	3.87	3.74	2.50	4.48

Dividends and distributions from:
Net investment income	—	(0.20)	(0.09)	(0.40)	(0.87)	—
Net realized gain	—	(3.50)	—	—	—	—

Total dividends and distributions	—	(3.70)	(0.09)	(0.40)	(0.87)	—

Net asset value, end of period	$ 21.86	$ 24.53	$ 25.53	$ 21.75	$ 18.41	$ 16.78

Total Investment Return[3]

Based on net asset value	(10.88)%[4]	10.87%	17.82%	20.54%	15.34%	36.42%

Ratios to Average Net Assets

Total expenses	1.87%[5]	1.85%	1.86%	1.90%	1.92%	2.00%

Net investment income (loss)	1.37%[5]	0.42%	(0.45)%	(0.33)%	(0.36)%	(0.26)%

Supplemental Data

Net assets, end of period (000)	$ 122,731	$ 153,969	$ 149,933	$ 107,893	$ 63,988	$ 45,458

Portfolio turnover	5%	22%	17%	22%	20%	34%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effect of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

17

Financial Highlights (concluded)

			Class R

						Period
	Six Months Ended		Year Ended December 31,			January 3, 2003[1]
	June 30, 2008					to December 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 25.70	$ 26.63	$ 22.67	$ 19.14	$ 17.53	$ 12.61

Net investment income[2]	0.14	0.14	0.01	0.03	0.06	0.20
Net realized and unrealized gain (loss)	(2.91)[3]	2.77[3]	4.16[3]	3.99[3]	2.67[3]	4.72

Total increase (decrease) from investment operations	(2.77)	2.91	4.17	4.02	2.73	4.92

Dividends and distributions from:
Net investment income	—	(0.34)	(0.21)	(0.49)	(1.12)	—
Net realized gain	—	(3.50)	—	—	—	—

Total dividends and distributions	—	(3.84)	(0.21)	(0.49)	(1.12)	—

Net asset value, end of period	$ 22.93	$ 25.70	$ 26.63	$ 22.67	$ 19.14	$ 17.53

Total Investment Return

Based on net asset value	(10.78)%[4]	11.23%	18.44%	21.25%	16.14%	39.02%[4]

Ratios to Average Net Assets

Total expenses	1.61%[5]	1.55%	1.34%	1.35%	1.18%	1.46%[5]

Net investment income	1.68%[5]	0.50%	0.05%	0.14%	0.40%	0.31%[5]

Supplemental Data

Net assets, end of period (000)	$ 5,944	$ 6,076	$ 3,153	$ 1,468	$ 443	—[6]

Portfolio turnover	5%	22%	17%	22%	20%	34%

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Includes a redemption fee, which is less than $0.01 per share.
[4] Aggregate total investment return.
[5] Annualized.
[6] Amount is less than $1,000.

See Notes to Financial Statements.

18 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Pacific Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

19

Notes to Financial Statements (continued)

The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended
December 31, 2004 through December 31, 2006. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact of the Fund’s financial statement disclosures, if any, are currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. to provide investment advisory and administra-
tion services. Merrill Lynch & Co. Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.60%, of the average daily value of the Fund’s net assets.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended June 30, 2008, the Fund reimbursed the
Advisor $30,167 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each of the Distributors, provide shareholder servicing and distribution services to the Fund.
The ongoing service fee and/or distribution fee compensates the
Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

In addition, MLPF&S received $35,047 in commissions on the execution of portfolio security transactions for the Fund for the six months ended
June 30, 2008.

For the six months ended June 30, 2008, the affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, totaling $16,121, and the affiliates received contingent deferred sales charges of $22,498 and $8,531 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$493 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

20 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Notes to Financial Statements (continued)

Pursuant to written agreements, certain affiliates provide certain Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period ended
June 30, 2008, the Fund paid $367,429 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the six months ended June 30, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$5,628
Investor A	$5,160
Investor B	$ 744
Investor C	$1,722
Class R	$ 72

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $36,607,893 and
$117,323,843, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agree-
ment. The Fund did not borrow under the credit agreement during the six months ended June 30, 2008.

5. Geographic Concentration Risk:

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries.
When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

21

Notes to Financial Statements (concluded)

6. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,931,765	$ 51,007,746	3,987,239	$ 123,602,055
Shares issued to shareholders in reinvestment
of dividends and distributions	16	—	1,324,537	36,959,530

Total issued	1,931,781	51,007,746	5,311,776	160,561,585
Shares redeemed	(2,622,875)	(69,302,697)	(12,349,226)	(391,246,126)

Net decrease	(691,094)	$ (18,294,951)	(7,037,450)	$ (230,684,541)

Investor A

Shares sold and automatic conversion of shares	678,675	$ 17,913,320	2,360,696	$ 73,226,780
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	1,340,554	37,135,566

Total issued	678,675	17,913,320	3,701,250	110,362,346
Shares redeemed	(1,960,824)	(51,346,957)	(2,430,045)	(75,434,112)

Net increase (decrease)	(1,282,149)	$ (33,433,637)	1,271,205	$ 34,928,234

Investor B

Shares sold	23,770	$ 577,856	149,218	$ 4,163,550
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	176,409	4,484,887

Total issued	23,770	577,856	325,627	8,648,437
Shares redeemed and automatic conversion of shares	(420,610)	(10,051,032)	(1,177,255)	(33,654,059)

Net decrease	(396,840)	$ (9,473,176)	(851,628)	$ (25,005,622)

Investor C

Shares sold	207,859	$ 4,762,148	916,619	$ 24,683,522
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	767,120	18,474,671

Total issued	207,859	4,762,148	1,683,739	43,158,193
Shares redeemed	(869,394)	(19,740,031)	(1,280,460)	(34,831,084)

Net increase (decrease)	(661,535)	$ (14,977,883)	403,279	$ 8,327,109

Class R

Shares sold	73,669	$ 1,753,450	139,261	$ 4,049,237
Shares issued to shareholders in reinvestment
of dividends and distributions	—	—	30,860	778,078

Total issued	73,669	1,753,450	170,121	4,827,315
Shares redeemed	(50,860)	(1,212,141)	(52,096)	(1,467,091)

Net increase	22,809	$ 541,309	118,025	$ 3,360,224

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded, as a credit to paid-in capital.

7. Subsequent Event:

The Fund paid a long-term capital gain distribution in the amount of $0.845485 per Institutional, Investor A, Investor B, Investor C and Class R Shares on July 18, 2008 to shareholders of record on July 16, 2008.

22 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Pacific Fund, Inc. (the “Fund”) met in
person in April and June 2008 to consider the approval of the Fund’s investment advisory agreement with its investment adviser, BlackRock
Advisors, LLC (the “Adviser”) (the “Advisory Agreement”). The Board also considered the approval of the subadvisory agreement with respect to the Fund between the Adviser and BlackRock Investment Management,
LLC (the “Subadviser”) (the “Subadvisory Agreement”). The Adviser and
the Subadviser are referred to herein as “BlackRock.” The Advisory
Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both
Independent Directors. The Board established four standing committees:
an Audit Committee, a Governance and Nominating Committee, a
Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates (the “Transaction”), the Fund entered into an Advisory
Agreement with the Adviser with an initial two-year term and the Adviser entered into a Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund account-
ing and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures;
and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) infor-
mation on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a dis-
cussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on eco-
nomies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability,
Fund size and Fund fee levels, and; and (iv) additional information on sales and redemptions.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

23

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Fund, allocation of Fund brokerage fees (including the benefits of “soft dollars”), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008 Board meeting. At an in-person meeting held on June 3 – 4, 2008, the Fund’s Board, including the Independent Directors, unanimously approved the continu-
ation of (a) the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and (b) the Subadvisory
Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i)
the nature, extent and quality of the services provided by BlackRock;
(ii) the investment performance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a com-
parable group of mutual funds as classified by Lipper and the perform-
ance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Board also reviewed the materials provided by the Fund’s portfolio man-
agement team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the
Fund’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining portfo-
lio managers and other research, advisory and management personnel.
The Board also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addi-
tion to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the
Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of addi-
tional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and com-
pliance support; and (f) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the metho-
dology used by Lipper to select the peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

24 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board noted that the Fund’s investment performance during each of the one-, three- and five-year periods was below the median for the
Peers, but that during each of these periods the Fund outperformed its benchmark. BlackRock advised the Board that this performance differen-
tial was primarily attributable to differences in the Fund’s Japan weight-
ing, since the Fund was underweighted in Japan compared to its bench-
mark but more heavily weighted than its Peers and Japan’s performance was relatively weak in 2006 and 2007. Subsequently, at a meeting held on July 31, 2008, the Board approved a change in the Fund’s portfolio management team to a team based in Asia and the adoption of a more widely recognized benchmark that BlackRock believes is more represen-
tative of the current markets.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31,
2007 compared with to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Fund paid contractual advisory fees, prior to any expense reimbursements, that were lower than or equal to the median of its Peers.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Fund, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

25

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded) Conclusion The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of the
Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together.
The Independent Directors were also assisted by the advice of inde-
pendent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the
Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclu-
sions may be based in part on their consideration of these arrange-
ments in prior years.

26 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph . Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

27

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

28 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK PACIFIC FUND, INC.

JUNE 30, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Pacific Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10248-06/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: August 22, 2008